Share-Based Payment - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 21, 2015 shares	Jan. 31, 2018 shares	Apr. 30, 2015 shares	Dec. 31, 2018 CNY (¥) Installment ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interests held by founders				50.00%
Share options granted		6,817,372
Total intrinsic value of options exercised | ¥				¥ 6,858		¥ 1,695	¥ 262
Weighted average grant date fair value of options granted | ¥ / shares				¥ 15.12		¥ 11.22	¥ 5.67
Unrecognized compensation expenses | ¥				¥ 96,369
Share-based compensation				134,709	$ 19,592	¥ 62,787	¥ 57,735
2015 and 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥				¥ 49,972		¥ 4,713	¥ 394
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held				514,912		2,077,560	3,228,278		4,378,996
Share-based compensation expense | ¥				¥ 3,992		¥ 6,611	¥ 6,499
Recognized compensation expense service period				4 years	4 years
Aggregate fair value of restricted shares | ¥				¥ 25,397
Non-vested shares measured at fair value of ordinary shares | (per share)				¥ 5.36				$ 0.84
Unrecognized compensation cost | ¥				¥ 118
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized				14 days	14 days
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares measured at fair value of ordinary shares | ¥ / shares						¥ 12.56	¥ 7.5
Share Options | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted							140,000
Share options granted exercise price | $ / shares					$ 0.1
Share options granted expiration period				10 years	10 years
Fully vested share options						500,000
Share Options | US Plan | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
Share Options | US Plan | Second Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
Share Options | US Plan | Third Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
Share Options | US Plan | Fourth Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
Share Options | PRC Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥				¥ 40,449
Share options granted						1,545,688	925,235
Share options granted exercise price | $ / shares					$ 0
Share options granted expiration period				10 years	10 years
Share Options | 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥				¥ 9,523
Share options granted				6,988,469	6,988,469
Share options granted exercise price | $ / shares					$ 0.35
Share-based compensation arrangement by share-based payment award, plan modification, description and terms				The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan	The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan
Percentage of outstanding number of shares				1.00%	1.00%
Share Options | 2015 and 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted				6,988,469	6,988,469
Share options granted exercise price | $ / shares					$ 0.35
Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares measured at fair value of ordinary shares | ¥ / shares				¥ 16.85
Share Options | Maximum | 2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares to be issued	14,328,358
Share Options | Maximum | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted exercise price | $ / shares					0.99
Share Options | Maximum | 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares to be issued				9,559,607
Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares measured at fair value of ordinary shares | ¥ / shares				¥ 15.03
Share Options | Minimum | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted exercise price | $ / shares					$ 0.79
Vesting period				4 years	4 years
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held				562,913		2,298,775
Share-based compensation expense | ¥				¥ 134,709		¥ 62,787	¥ 57,735
Number of restricted shares granted		1,700,000		658,056	658,056
Recognized compensation expense service period				4 years	4 years
Non-vested shares measured at fair value of ordinary shares | ¥ / shares				¥ 15.87		¥ 11.38	¥ 5.96
Unrecognized compensation cost | ¥				¥ 8,906
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized				3 years 4 months 28 days	3 years 4 months 28 days
Aggregate fair value of restricted shares | ¥				¥ 41,713
Share-based compensation | ¥				¥ 25,434
Weighted average grant date fair value | ¥ / shares				¥ 15.75		¥ 12.54	¥ 7.5
Founders | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equal vesting monthly installments | Installment				24
Number of restricted shares held			45,567,164	11,391,791		22,783,582
Additional vesting period for restricted shares			48 months
Founders | Unvested Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥				¥ 55,311		¥ 51,463	¥ 50,842
Employees | Restricted Shares | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted	4,740,777
Vesting rights, description						These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from the grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.
Employees | Restricted Shares | US Plan | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Vesting rights percentage	0.25%
Employees | Restricted Shares | US Plan | Annual Basis Ending on Fourth Anniversary of Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years
Vesting rights percentage	0.75%
Employees | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted				658,056	658,056	1,700,000	745,500
Vesting rights, description				These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.	These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.
Employees | Restricted Stock Units | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years	4 years
Vesting rights percentage				0.25%	0.25%
Employees | Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				3 years	3 years
Vesting rights percentage				0.75%	0.75%